EMPLOYEES AND REMUNERATION (Details 1) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure Of Employee Benefits [Line Items]
Defined contribution pension plans	kr 2,978	kr 3,057	kr 2,668
Defined medical benefits	343	356	276
Salary and remuneration	37,302	45,890	44,445
Social security contributions by law and agreement	9,551	12,076	11,677
Special employer's contribution, pension expenses	801	819	717
Total salaries, remuneration and social security	47,655	58,785	56,840
Board
Disclosure Of Employee Benefits [Line Items]
Salary and remuneration	2,269	2,821	3,169
CEO and other senior executives
Disclosure Of Employee Benefits [Line Items]
Salary and remuneration	4,712	4,505	6,171
Other employees
Disclosure Of Employee Benefits [Line Items]
Salary and remuneration	kr 27,001	kr 35,150	kr 32,160